Basis of preparation and material accounting policies (Policies)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
New accounting standards, amendments and interpretations issued by the IASB
2.2 New accounting standards, amendments and interpretations issued by the IASB
2.2.1 New effective accounting standards, amendments and interpretations issued by the IASB adopted by the Company
Amendments to IAS 1: Presentation of financial statements - Disclosure of Accounting Policies
In February 2021, the IASB issued amendments to IAS 1, in which it provides guidance and examples to help entities apply materiality judgements to accounting policy disclosures, replacing “significant” with a requirement to disclose their “material” accounting policies.
According to IAS 1, an accounting policy is material if, together with other information contained in the financial statements, it can be expected to influence the decisions made by users of the financial statements.
The amendments to IAS 1 are applicable for annual periods beginning after 1 January 2023.
The amendments were considered in the preparation of these consolidated financial statements.
Amendments to IAS 8: Accounting policies, changes in accounting estimates and errors – Definition of accounting estimates
In February 2021, the IASB issued amendments to IAS 8, in which it clarifies the distinction between changes in accounting estimates and changes in accounting policies and the correction of errors. Also, they clarify how entities use measurement techniques and inputs to develop accounting estimates.
The amended standard clarifies that the effects on an accounting estimate of a change in an input or a change in a measurement technique are changes in accounting estimates if they do not result from the correction of prior period errors.
The amendments are effective for annual reporting periods beginning after 1 January 2023.
The amendments had no impact on the Company’s consolidated financial statements as the current accounting policies are aligned to the amendments.
Amendments to IAS 12: Income taxes - Deferred tax related to assets and liabilities arising from a single transaction
On May 7, 2021, the Board issued amendments to IAS 12, related to assets and liabilities arising from a single transaction, that result in the recognition of a simultaneous asset and liability, such as right-of-use
assets and lease liabilities or the initial recognition of well plugging and abandonment obligations.
The purpose of such amendments is to limit the application of the exemption from the initial recognition of deferred tax assets and liabilities in certain single transactions. The amendments are effective for annual reporting periods beginning after 1 January 2023.
The amendments had no impact on the consolidated financial statements.
Amendments to IAS 12: Income tax. International Tax Reform Pillar Two Model Rules
On May 23, 2023, the IASB issued amendments to IAS 12 to apply the pillar two model rules published by the Organization for Economic
Co-operation
and Development (“OECD”), which establish that this model applies to multinational enterprises with revenue in excess of Euros 750 million in their consolidated financial statements.
The IASB amendments are:

(i)	A mandatory temporary exception to the deferred taxes accounting from the jurisdictional implementation of pillar two income taxes and;

(ii)
Disclosure requirements for affected entities to help users of the financial information better understand an entity’s exposure to Pillar Two income taxes arising from that legislation, particularly before its effective date.

The amendments are effective for annual periods beginning on or after January 1, 2023, immediately and retrospectively, according to the principles established in IAS 8.
As the date of these financial statements, the adoption of the aforementioned amendments has not had effects since the required regulations have not been issued in the main jurisdictions in which the Company operates.
2.2.2 New accounting standards, amendments and interpretations issued by the IASB not yet effective
Amendments to IAS 1: Presentation of Financial Statements. Classification of Liabilities as Current or
Non-current
In October 2022, the IASB published changes to certain paragraphs of IAS 1 to specify the requirements for classifying liabilities as current or non-current.
The amendments clarify:

(i)	What is meant by a right to defer settlement;

(ii)	That a right to defer must exist at the end of the reporting period;

(iii)	That classification is unaffected by the likelihood that an entity will exercise its deferral right and;

(iv)	That only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification.
These amendments will be effective for annual periods beginning on or after January 1, 2024, and should be applied retrospectively.
These amendments are not expected to have a major impact on the Company’s consolidated financial statements.
Amendments to IAS 7: Statements of Cash Flows, and IFRS 7: Financial Instruments: Disclosures – Disclosure of Supplier Finance Arrangements
On May 25, 2023, the IASB published amendments to IAS 7 and IFRS 7 whereby it introduces new disclosure requirements in IFRS Standards to enhance the transparency and, thus, the usefulness of the information provided by entities about supplier finance arrangement. The new requirements aim to facilitate a better understanding of supplier finance arrangements on an entity’s liabilities, cash flows and exposure to liquidity risk.
They will be effective for annual periods beginning on or after January 1, 2024.
These amendments are not expected to have a major impact on the Company’s consolidated financial statements.
Amendments to IFRS 16: Leases. Recognition of lease liabilities in a sale and leaseback
In September 2022, the IASB published amendments to IFRS 16 related to the recognition of lease liabilities in a sale and leaseback. The amendment specifies the requirements that a seller-lessee should use to measure the lease liability arising in a sale to ensure the seller-lessee does not recognize any amount of the gain or loss that relates to the right of use it retains.
They will be effective for annual periods beginning on or after January 1, 2024. They are applied retrospectively, and early adoption is allowed.
They are not expected to have a major impact on the Company’s consolidated financial statements since it has no sale and leaseback transactions.

Basis of consolidation
2.3 Basis of consolidation
The consolidated financial statements comprise the financial statements of the Company and its subsidiaries.
2.3.1 Subsidiaries
Subsidiaries are all entities over which the Company has control, which occurs if and only if the Company has all the following:

(i)	Power over the entity;

(ii)	Exposure or rights to variable returns from its involvement with the entity; and

(iii)	The ability use its power over the entity to affect the amount of the investor’s returns.
The Company reassesses whether it controls a subsidiary if facts and circumstances indicate that there are changes to 1 (one) or more of the 3 (three) elements of control mentioned above.
When the Company has less than a majority of the voting rights of an investee, it has power over the latter when the voting rights are sufficient to give it the practical ability to direct the relevant activities of the investee unilaterally.
The Company assesses all facts and circumstances to determine whether voting rights are sufficient to give it power over an entity, including:

(i)	The size of the Company’s holding of voting rights relative to the size and dispersion of holdings of the other vote holders;

(ii)	potential voting rights held by the Company, other vote holders or other parties;

(iii)	rights arising from other contractual arrangements; and

(iv)
any additional facts and circumstances that indicate the Company has, or does not have, the current ability to direct the relevant activities at the time that decisions need to be made, including voting patterns at previous shareholders’ meeting.

Relevant activities are those that most significantly affect the subsidiary’s performance, such as the ability to approve an operating and capital budget and the power to appoint Management personnel. These decisions show that the Company has rights to direct a subsidiary’s relevant activities.
Subsidiaries are consolidated from the date the Company obtains control over them and ceases when such control ends. Specifically, profit and expenses of a subsidiary acquired or disposed of during the year are included in the statements of profit or loss and other comprehensive income as from the date in which the Company obtains control until it assigns or loses such control.
Intercompany transactions, balances and income or losses are deleted. The subsidiaries’ financial statements are adjusted when needed to align their accounting policies to the Company’s accounting policies.
Below are the Company’s main subsidiaries:

Subsidiary name	Equity interest			Place of business	Main activity
	December 31, 2023	December 31, 2022	December 31, 2021

Vista Energy Holding I, S.A. de C.V. (“Vista Holding I”)	100%	100%	100%	Mexico	Holding company
Vista Energy Holding II, S.A. de C.V. (“Vista Holding II”)	100%	100%	100%	Mexico	Exploration and production (1)
Vista Energy Holding III, S.A. de C.V.	100%	100%	100%	Mexico	Services
Vista Energy Holding IV, S.A. de C.V.	100%	100%	100%	Mexico	Services
Vista Oil & Gas Holding V B.V.	100%	100%	100%	Netherland	Holding company
Vista Complemento S.A. de C.V. (3)	—%	—%	100%	Mexico	Services
Vista Holding VII S.á.r.l.	100%	100%	100%	Luxembourg	Holding company
Vista Argentina	100%	100%	100%	Argentina	Exploration and production (1)

Subsidiary name	Equity interest			Place of business	Main activity
	December 31, 2023	December 31, 2022	December 31, 2021
Aleph Midstream S.A. (“Aleph”)	100%	100%	100%	Argentina	Services (2)
Aluvional S.A. (“Aluvional”)	100%	100%	100%	Argentina	Mining and industry
AFBN S.R.L. (“AFBN”)	100%	100%	100%	Argentina	Exploration and production (1)
VX Ventures Asociación en Participación	100%	100%	100%	Mexico	Holding company

(1)	It refers to the exploration and production of natural gas and crude oil.
(2)	Including operations related to the capture, treatment, transport and distribution of hydrocarbons and derivatives.
(3)	Subsidiary merged with Vista Holding II on January 1, 2022.
2.3.2 Changes in interests
Changes in the Company’s working interests in its subsidiaries that do not result in a change in control of the subsidiary are accounted for as equity transactions. The carrying amount of the Company’s interests is adjusted to reflect the changes in interests in the subsidiaries.
When the Company ceases to consolidate or book a subsidiary for loss of control, joint control or significant influence, any retained working interest in the entity is remeasured at fair value with the change in the carrying amount recognized in the statements of profit or loss and other comprehensive income. This fair value becomes the initial carrying amount for the purposes of subsequently booking retained interest as the associate, joint venture or financial asset. In addition, any amount previously recognized in other comprehensive income in relation to such entity is booked as if the Company had directly disposed of the related assets or liabilities.
This may mean that the amounts previously recognized in other comprehensive income are reclassified to profit or loss.
If the working interest in a joint venture or associate is reduced, but the entity retains the joint control or significant influence, only a proportion of the previously recognized amounts in other comprehensive income is reclassified to profit or loss.
2.3.3 Joint arrangements
According to IFRS 11 Joint Arrangements, investments are classified as joint operations or joint venture, depending on contractual rights and obligations. The Company has joint operations but has no joint venture.
Joint operations
A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets, and obligations for the liabilities, relating to the arrangement. Joint control exists only when decisions about the relevant business activities require the unanimous consent of the parties that collectively control the arrangement.
When the Company carries out activities under joint operations, the Company as a joint operator, to recognize in proportion to its interest in the joint arrangement:

(i)	Its assets and liabilities held jointly;

(ii)	Its revenue from the sale of its share of the output of the joint operation;

(iii)	Its revenue from the sale of its share of the output of the joint operation; and

(iv)	Its expenses, including its share of any expenses incurred jointly.

The Company books its assets, liabilities, revenues and expenses related to its interest in a joint operation according to the IFRS applicable to specific assets, liabilities, revenues and expenses. They were included in the consolidated financial statements in the related accounts. Interest in joint operations were based on the latest financial statements or financial information available as of every year-end
considering significant subsequent events and transactions, and management information available. The financial statements or the financial information of the joint operations are adjusted, if needed, so that the accounting policies are consistent with the Company’s accounting policies.
See Notes 1.1 and 29 for further information on the Company’s joint operations.
2.3.4 Business combination
The acquisition method is used to book business combinations, regardless of whether equity instruments or other assets are acquired. The consideration transferred for these acquisitions comprises:

(i)	The fair value of transferred assets;

(ii)	The liabilities incurred to former owners of the acquired business;

(iii)	The equity interests issued by the Company;

(iv)	The fair value of any asset or liability from a contingent consideration arrangement; and

(v)	The fair value of any previously held equity interest in the subsidiary.
Identifiable assets acquired and contingent liabilities assumed in a business combination are initially measured at fair values at the date of purchase.
The costs related to the acquisition are booked as incurred expenses. Goodwill is an excess of:

(i)	The consideration transferred; and

(ii)	The fair value of net identifiable assets acquired.
If the fair value of the acquiree’s net identifiable assets exceeds these amounts, before recognizing profit, the Company reassesses whether it has correctly identified all assets acquired and liabilities assumed, reviewing the procedures employed to measure the amounts to be recognized at the acquisition date. If the assessment still results in excess of the fair value of net assets acquired in relation to the total consideration transferred, gain from a bargain purchase is recognized directly in the consolidated statements of profit or loss and other comprehensive income.
When the settlement of any cash consideration is deferred, the future amounts payable is discounted at their present value at the exchange date. The discount rate used is the entity’s incremental borrowing rate, being the rate at which a similar borrowing could be obtained under comparable terms and conditions.
Contingent consideration will be recognized at its fair value at the acquisition date. Contingent consideration is classified as equity or as a financial liability. The amounts classified as a financial liability are remeasured at fair value with changes in fair value through the consolidated statements of profit or loss and other comprehensive income. Contingent consideration classified as equity is not remeasured and its subsequent settlement is accounted for within equity.
When the Company acquires a business, it assesses the financial assets acquired and liabilities incurred in relation to its adequate classification and designation according to contractual terms, economic circumstances and relevant conditions as of the acquisition date.
Oil reserves and resources acquired that may be measured reliably are recognized separately at fair value upon the acquisition. Other potential reserves, resources and rights, which fair values cannot be measured reliability, are not recognized separately but are considered part of goodwill.
If the business combination is performed in stages, the previously held equity interest in the acquiree is measured at acquisition-date fair value. Profit or loss from such remeasurement is recognized in the consolidated statements of profit or loss and other comprehensive income.

The Company has a maximum period of 12 (twelve) months from the date of acquisition to finalize the acquisition accounting. When it is incomplete as of the end of the year in which the business combination takes place, the Company reports provisional amounts.
For the years ended December 31, 2023, 2022, and 2021, transactions carried out by the Company are not business combinations.

Segment information
2.4 Summary of material accounting policies
2.4.1 Segment information
The operating segments are reported in a consistent manner with the internal reports provided by the Executive Management Committee (the “Committee” that is considerate the “Chief Operating Decision Maker” or “CODM”).
The CODM is the highest decision-making authority, in charge of allocating resources and establishing the performance of the entity’s operating segments and was identified as the body executing the Company’s strategic decisions. See Note 4.

Property, plant and equipment and intangible assets
2.4.2 Property, plant and equipment and intangible assets
Property, plant and equipment
Property, plant and equipment is measured using the cost model, the asset is valued at cost less depreciation and any subsequent accumulated impairment loss.
Subsequent costs are included in the carrying amount of the asset or are recognized as a separate asset, as the case may be, only when it is probable that future economic benefits may flow to the Company and the cost of the asset may be measured reliably, otherwise such costs are charged to profit or loss during the reporting period in which they are incurred.
Works in progress are booked at cost less any impairment loss, of applicable.
Profit or loss from the sale of property, plant and equipment is calculated by comparing the consideration received with the carrying amount of the date in which the transaction was carried out.
2.4.2.1 Depreciation methods and useful lives
Estimated useful lives, residual values and the depreciation method are reviewed at every period-end,
and changes are recognized prospectively. An asset is impaired when its carrying amount exceeds its recoverable amount.
The Company amortizes drilling costs applicable to productive and in development, productive wells, and production facilities, according to the unit of production method (“UDP” by Spanish acronym), applying the proportion of crude oil and natural gas produced to proved and developed crude oil and Natural gas reserves, as the case may be. The mineral properties are amortized applying the proportion of produced crude oil and natural gas to total estimated crude oil and natural gas proved reserves.
The costs of acquiring properties with unproved reserves are valued at cost, and their recoverability is assessed regularly based on geological and engineering estimates of the reserves and resources expected to be proved during the life of each concession and are not depreciated.
Capitalized costs related to the acquisition of properties and the extension of concessions with proved reserves were depreciated per field based on a UDP by applying the proportion of produced crude oil and natural gas to estimated total proved oil and gas reserves.
(Note 2.4.2.3).

The Company’s remainder items of property, plant and equipment (including significant identifiable components) are depreciated using the straight-line method based on their estimated useful lives, as detailed below:

Buildings	50 years
Machinery and installations	10 years
Equipment and furniture	10 years
Vehicles	5 years
Computer equipment	3 years
Land does not depreciate.
2.4.2.2 Assets for oil and gas exploration and production
The Company adopts the successful effort method to account for its oil and gas exploration and production activities.
This method implies the capitalization of: (i) the cost of acquiring properties in oil and gas exploration and production areas; (ii) the cost of drilling and equipping exploration wells arising from the discovery of commercially recoverable reserves; (iii) the cost of drilling and equipping development wells; and (iv) estimated well plugging and abandonment obligations.
Exploration and evaluation involve the search for hydrocarbon resources, the assessment of its technical viability and the assessment of the commercial feasibility of an identified resource.
According to the successful effort method, exploration costs such as geological and geophysical (“G&G”) costs, excluding the costs of exploration wells and 3D seismic testing in operating concessions, are expensed in the period in which they are incurred.
These capitalized costs are subject to technical, commercial and administrative review, and a review of impairment indicators at every period-end. When there is sufficient management information indicating impairment, the Company conducts an impairment test according to the policies described in Note 3.2.2.
Estimated well plugging and abandonment obligations in hydrocarbon areas, discounted at a risk-adjusted rate, are capitalized in the cost of assets and are amortized using the UDP method. A liability for the estimated value of discounted amounts payable is also recognized. Changes in the measurement of these obligations as a consequence of changes in the estimated term, the cost or discount rate are added to or deducted from the cost of the related asset.

Rights and Concessions
2.4.2.3 Rights and Concessions
Rights and concessions are booked as part of property, plant and equipment and are depleted on the UDP over the total proved developed and undeveloped reserves of the relevant area. The calculation of the UDP rate for the depreciation / amortization of development costs considers expenses incurred to date and authorized future development expenses.

Intangible assets
2.4.2.4 Intangible assets
a. Goowill
Goodwill arises during a business combination and represents the excess of the consideration transferred over the fair value of net assets acquired. After initial recognition, goodwill is measured at cost less cumulative impairment losses.
To conduct impairment tests, goodwill is allocated as from acquisition date to each cash-generating unit (“CGU”), which represents the lowest level within the Company at which the goodwill is monitored for internal management purposes. Goodwill is tested once a year.
When goodwill is allocated to a CGU and part of the transaction within such unit is eliminated, goodwill related to such eliminated transaction is included in the carrying amount of the transaction to determine gain or loss on sale.

b. Other intangible assets
Other intangible assets acquired separately are measured using the cost model; after initial recognition, the asset is valued at cost less amortization and any subsequent accumulated impairment loss.
Intangible assets are amortized using the straight-line method; software licenses are amortized over their estimated 3 (three) year useful life. The amortization of these assets is recognized in the statements of profit or loss and other comprehensive income.
The estimated useful life, residual value and amortization method are reviewed at every period-end,
and changes are recognized prospectively. An asset is impaired when its carrying amount exceeds its recoverable amount.

Leases
2.4.3 Leases
The Company has lease contracts for various items of buildings, facilities and machinery, which are recognizes under IFRS 16.
The Company recognizes
right-of-use
assets at the commencement date of the lease (i.e., on the date when the underlying asset is available for use).
Right-of-use
assets are measured at cost, net of the accumulated depreciation and impairment losses, and are adjusted by the remeasurement of lease liabilities. The cost of assets includes the amount for recognized liabilities, direct costs initially incurred, and payments made until the commencement date. Unless the Company is reasonably certain that it will obtain the ownership of the leased asset at the end of the contract, these assets are depreciated under the straight-line method during the shortest of its estimated useful life and the lease term.
Right-of-use
assets are subject to impairment. See Note 3.2.2 for further detail on the accounting policy to impairment of nonfinancial assets other than goodwill.
The Company recognizes lease liabilities measured at the present value of the payments to be made during the lease term. These payments include fixed payments, variable payments dependent on an index or rate, and the purchase option and the penalty payments from lease termination. The Company determines the lease term as the noncancellable lease term, together with any period covered by an option to extend the agreement if it is reasonably certain that it will exercise that option. To calculate the present value of lease payments, the Company uses the incremental borrowing rate at the lease contract.
After the commencement date, liabilities will be increased to reflect the accretion of interest and will be reduced by the payments made. In addition, the carrying amount of lease liabilities are remeasured if there is an amendment, a change in the lease term, a change in the fixed or in-substance
fixed payments or a change in the assessment to buy the underlying asset.
The Company applies the exemption to recognize short-term leases (i.e., those leases for a term under 12 (twelve) months as from the commencement date with no call option). Also, the low-value
asset exemption also applies to
low-value
items. The lease payments of
low-value
assets are recognized as expenses under the straight-line method during the lease term.

Impairment of nonfinancial assets other than goodwill
2.4.4 Impairment of nonfinancial assets other than goodwill
Other nonfinancial assets with a definite useful life undergo impairment tests whenever events or changes in circumstances have indicated that their carrying value may not be recoverable. When the carrying amount of the asset exceeds its recoverable amount, an impairment loss is recognized for the value of the asset. An asset’s recoverable amount is the higher of (i) the fair value of an asset less costs of disposal and (ii) its value in use.
Assets are tested for impairment at the lowest level in which there are separately identifiable cash flows largely independent of the cash flows of other groups of assets or CGUs. Amortized nonfinancial assets are reviewed for potential reversal of impairment at the end of each reporting period.
See Note 3.2.2 for further information on impairment of nonfinancial assets other than Goodwill.

Foreign currency translation
2.4.5 Foreign currency translation
2.4.5.1 Functional and presentation currency
The functional currency of the Company and its subsidiaries is the USD, the currency of the primary economic context in entity operates. To determine the functional currency, the Company makes judgments. The Company reconsiders the functional currency in the event of a change in conditions that may determine the primary economic context.
The presentation currency of the Company is USD.
2.4.5.2 Transactions and balances
Transactions in a currency other than the functional currency (“foreign currency”) are accounted for at the exchange rate as of each transaction date. Foreign exchange gains and losses from the settlement of transactions and the translation at the closing exchange rate of monetary assets and liabilities denominated in foreign currency are recognized in the consolidated statements of profit or loss and other comprehensive income in “Other financial income (expense)” under “Net changes in foreign exchange rate”.
Monetary balances in foreign currency are converted at each country’s official exchange rate as of every year-end.

Financial instruments
2.4.6 Financial instruments
2.4.6.1 Financial assets
2.4.6.1.1 Classification
(i)
Financial assets at amortized cost
Financial assets are classified and measured at amortized cost provided that they meet the following criteria: (i) the purpose of the Company’s business model is to maintain the asset to collect the contractual cash flows; and (ii) contractual conditions, on specific dates, give rise to cash flows only consisting in payments of principal and interest on the outstanding principal.
(ii)
Financial assets at fair value
Financial assets are classified and measured at fair value through the consolidated statements of other comprehensive income if the financial assets are held in a business model whose objective is achieved by obtaining contractual cash flows and selling financial assets. However, financial assets are classified and measured at fair value through the consolidated statements of profit or loss if any of the aforementioned criteria is not met.
2.4.6.1.2 Recognition and measurement
Upon initial recognition, the Company measures a financial asset at its fair value plus, the transaction costs that are directly attributable to the acquisition of the financial asset.
The Company reclassifies financial assets when and only when it changes its model for managing these assets.
2.4.6.1.3 Impairment of financial assets
The Company recognizes an allowance for Expected Credit Losses (“ECL”) for all financial assets not held at fair value through profit or loss. ECLs are based on the difference between contractual cash flows owed and all the cash flows that the Company expects to receive.
For trade and other receivables, the Company calculates an allowance for ECL at each reporting date.

Expected credit losses in trade and other receivables are estimated on a case-by-case
basis according to the debtor’s history of noncompliance and an analysis of the debtor’s financial position, adjusted by the general economic conditions of the industry, its current assessment and a Management forecast of conditions as of the reporting date.
The Company recognizes the impairment of a financial asset when contractual payments are more than 90 (ninety) days past due or when the internal or external information shows that it is unlikely that the pending contractual amounts be received. A financial asset is derecognized when there is no fair expectation to recover contractual cash flows.
2.4.6.1.4 Offsetting of financial instruments
Financial assets and liabilities are disclosed separately in the consolidated statement of financial position unless the following criteria are met: (i) the Company has a legally enforceable right to set off the recognized amounts, and (ii) the Company intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. A right to set off is that available to the Company to settle a payable to a creditor by applying against it a receivable from the same counterparty.
Jurisdiction and laws applicable to relations between parties are considered upon assessing whether there is such a legally enforceable right.
2.4.6.2 Financial liabilities and equity instruments
Liabilities and equity instruments issued by the Company are classified as financial liabilities or equity according to the substance of the agreement and its definition.
(i)
Financial liabilities
A contractual agreement is classified as a financial liability and is measured at fair value with changes in the consolidated statements of profit or loss and other comprehensive income.
The financial liabilities are initially recognized at fair value and after that, at their amortized cost (using the effective interest method) or at fair value through the consolidated statements of profit or loss and other comprehensive income.
The effective interest method is used in the calculation of the amortized cost of a financial liability and in the allocation of interest expense during the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments throughout the expected life of the financial liability.
The Company derecognizes financial liabilities when obligations are discharged, cancelled or expired. The difference between the carrying amount of such financial liability and the consideration paid is recognized in the statements of profit or loss and other comprehensive income.
When an existing financial liability is replaced by another one in terms that are substantially different from the original term or the terms of an existing liability change substantially, it results in the derecognition of the original liability and recognition of a new liability. The difference in the related accounting values is recognized in the statements of profit or loss and other comprehensive income.
Borrowings are recognized initially at fair value, net of transaction costs incurred. Financial liabilities related to purchasing value units (“UVA” by Spanish acronym) are adjusted by the benchmark stabilization coefficient (“CER” by Spanish acronym) at each closing date, recognizing the effects on “Other financial income (expense)” under “Remeasurement in borrowings”.

(ii)
Equity instruments
An equity instrument is any agreement that evidences an interest in the Company’s net assets and is recognized for the amount of profit earned for the issuance of the equity instrument, net of direct issuance costs.
(iii)
Compound financial instruments
The component parts of a compound instrument issued by the Company are classified separately as financial liabilities and equity instruments according to the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument. An equity instrument is a conversion option that will be settled by the exchange of a fixed amount of cash or another financial asset for a fixed number of Company own equity instruments.
The fair value of the liability component, if any, is estimated using the prevailing market interest rate for similar nonconvertible instruments. This amount is recorded as a liability at amortized cost using the effective interest method until extinguished upon conversion or at the instrument redemption date.
A conversion option classified as equity is determined by deducting the liability component amount from the fair value of the compound instrument as a whole. It is recognized and included in equity, net of income tax effects, and it not subsequently remeasured. Moreover, the conversion option classified as an equity instrument remains in equity until the conversion option is exercised, in which case, the balance recognized in equity is transferred to another equity account. When the conversion option is not exercised at the redemption date of negotiable obligations, the balance recognized in equity is transferred to retained earnings. No profit or loss is recognized in the statement of profit or loss after the conversion or redemption of the conversion option.
Transaction costs related to the issuance of compound financial instruments are allocated to liability and equity components in proportion to the allocation of gross proceeds. Transaction costs related to the equity component are recognized directly in equity. Transaction costs related to the liability component are included in the carrying amount of liability component and are amortized throughout the life of negotiable obligations using the effective interest method.

Recognition of revenue from contracts with customers and other income
2.4.7 Recognition of revenue from contracts with customers and other income
2.4.7.1 Revenue from contracts with customers
Revenue from contracts with customers related to the sale of Crude oil, Natural gas and LPG is recognized when control of the assets is transferred to the customer upon delivery of inventory. It is recognized for an amount of consideration to which the Company expects to be entitled in exchange for these assets. As of December 31, 2023, the normal credit term is 19 days for Crude oil sales and 50 days for Natural gas and LPG sales. The Company has reached the conclusion that it acts as principal in its revenue agreements because it regularly controls assets before transferring them to the customer.
In Note 5.1 revenues was broken down by (i) product type and (ii) distribution channels. All Company revenue is recognized at a point in time.
2.4.7.2 Contract balances
Contract assets
A contract asset is defined as the right to obtain a consideration in exchange for the goods or services transferred to the customer. Should goods or services be transferred before receiving the agreed-upon payment or consideration, a contract asset is recognized for the consideration received. The Company has no contract assets as of December 31, 2023 and 2022.
Contract liabilities
A contract liability is the obligation to transfer goods or services to a customer for which the Company has received consideration. If the customer pays consideration before the Company transfers the goods or services, it recognizes a contract liability. When the Company fulfills its obligations according to the agreement, liabilities are recognized as revenue. The Company has no contract liabilities as of December 31, 2023 and 2022.
2.4.7.3 Other operating income
Other operating income is mainly included: (i) gain related to the transfer of conventional assets (Note 1.2.1); (ii) gain from Exports Increase Program (Note 2.5.1.1); (iii) gain from farmout agreement (Note 29.2.1.1 and 29.2.1.2) and; (iv) the provision of services to third parties that are not directly related to the main activity. The Company recognizes revenue over time using an input method to measure progress toward service completion because the customer simultaneously receives and consumes the benefits provided by the Company.

Inventories
2.4.8 Inventories
Inventories are made up of crude oil and materials and spare parts, and they are measured at the lower of cost and net realizable value.
The cost of Crude oil inventories includes production expenses and other costs incurred in bringing the inventories to their present location and condition to make the sale. The cost of materials and spare parts is determined using the weighted average cost method.
The net realizable value is the estimated selling price in the ordinary course of business less the estimated direct costs necessary to make the sale.
The recoverable amount of these assets is assessed at each reporting date, and the resulting loss is recognized in the consolidated statements of profit or loss and other comprehensive income.
Significant materials and spare parts, that the Company expects to use in the next 12 (twelve) months, are included in “Property, plant and equipment”.

Cash and cash equivalents
2.4.9 Cash and cash equivalents
For the presentation of the consolidated statement of cash flows, cash and cash equivalents include: (i) cash on hand in banks; (ii) demand deposits in financial institutions; and (iii) other short-term highly liquid investments originally maturing in 3 (three) or less months, readily convertible into known cash amounts and subject to insignificant risk of changes in value.
Overdrafts in checking accounts, if any, are disclosed within current liabilities in the consolidated statement of financial position. They are not disclosed in the consolidated statement of cash flows as they do not comprise the Company’s cash and cash equivalents.

Equity
2.4.10 Equity
Changes in equity were accounted for according to legal or regulatory standards; and Company decisions and the Company’s accounting policies and decisions.
a. Capital stock
Capital stock is made up of shareholder contributions. It is represented by outstanding shares at nominal value and is made up of series “A” and “C” shares.
b. Other equity instruments
The other equity instruments are related to a capital stock generated by a cashless exercise of warrants, which allows to the holders, obtains 1 (one) Series A share for each 31
(thirty-one)
Warrants owned (Note 21.1).
c. Legal reserve
The legal reserve according to the Mexican Business Associations Law, required to allocate at least 5% of net profit for the year based on the Company’s nonconsolidated financial statements, and must be increase until it is equal to 20% of capital.
d. Share repurchase reserve
The share repurchase reserve is related to the creation of a reserve for the acquisition of the Company’s own shares, which is subject to Mexico’s Securities Market Law provisions and should be approved by the Company’s Board in compliance with the following requirements:

(i)	it should be made in an authorized stock exchange in Mexico;

(ii)	it should be carried out at market price unless it involves public offerings authorized by the Mexican Banking and Securities Commission (“CNBV” by Spanish acronym).
The Regular Shareholders’ Meeting will agree the maximum amount that the Company may earmark for the share repurchase.
e. Other accumulated comprehensive income (losses)
Other comprehensive income comprises actuarial gains and losses for defined benefit plan remeasurement and the related tax effect.
f. Accumulated profits (losses)
Accumulated profits or losses comprise retained earnings or accumulated losses that was not distributed, the amounts transferred from other comprehensive income and prior-year adjustments. They may be distributed as dividends by Company decision, provided that they are not subject to legal or contractual restrictions.

Similarly, for capital reduction purposes, these distributions will be subject to income tax assessment according to the applicable rate, except for remeasured contributed capital stock or distributions from the net taxable profit account (“CUFIN, by Spanish acronym).

Employee benefits
2.4.11 Employee benefits
2.4.11.1 Short-term obligations
Salaries and payroll taxes expected to be settled within 12 (twelve) months after period-end
are recognized for the amounts expected to be paid and are disclosed in “Salaries and payroll taxes” current in the consolidated statement of financial position.
Costs related to compensated absences, such as vacation, are recognized as they are accrued.
In Mexico, the employees’ share in profit (“PTU, by Spanish acronym”) is paid to qualifying employees; is calculated using the income tax base, except for the following:

(i)	The employees’ share in Company profit paid during the year or prior-year tax losses pending application; and

(ii)	Payments that are also exempt for employees.
The PTU is recognized in the consolidated statements of profit or loss and other comprehensive income.
Mexico Labor Law Reform introduces a limit to the amount payable for employees’ share in profit; the PTU amount allocated to each worker should not exceed the higher of the equivalent to 3 (three) months of their current salary or the average PTU collected by the employee over the previous 3 (three) years. Should the PTU assessed be lower than or equal to such cap, the PTU incurred will be determined by applying 10% of the Company’s taxable profit. Should the incurred PTU exceed such limit, the cap should be applied, and it will be considered the PTU incurred for the period.
2.4.11.2 Employee benefits
The Company maintains a defined benefit plan described in Note 23. Which are related to a series of pension benefits that an employee will receive at retirement, depending on 1 (one) or more factors, such as age, years of service and compensation. According to the conditions established in each plan, the benefit may consist of a single payment or payments supplementary to pension system payments.
The cost of employee defined benefit plans is recognized periodically according to the contributions made by the Company.
Labor cost liabilities are accumulated in the periods in which employees render the services that give rise to the consideration.
The defined benefit obligation liability recognized in the consolidated statement of financial position is the present value of the defined benefit obligation, net of the fair value of plan assets. The defined benefit obligation is calculated at least as of every year-end
by independent actuaries through the projected unit credit method. The present value of the defined benefit obligation is assessed discounting estimated future cash outflows using future actuarial assumptions on the demographic and financial variables that affect the assessment of such amounts.
Actuarial profit and losses derived from changes in actuarial assumptions are recognized in other comprehensive income in the period in which they arise, and that shall not be reclassified to profit (loss) in subsequent years, likewise, the costs of past services are recognized immediately in the consolidated statements of profit or loss and other comprehensive income.

Borrowings costs
2.4.12 Borrowing costs
General or specific borrowings costs directly attributable to the acquisition, construction or production of assets that necessarily require a substantial period of time to be ready for their intended use or sale are added to the cost of these assets until they are ready for their intended use or sale.
Income earned on the temporary investment of specific borrowings is deducted from borrowings costs eligible for capitalization. Other borrowings costs are accounted for in the period in which they are incurred.
For the years ended December 31, 2023, 2022 and 2021, the Company has not capitalized borrowings costs because it had no qualifying assets, except for interest on the discount at present value on lease liabilities disclosed in Note 15.

Provisions and contingent liabilities
2.4.13 Provisions and contingent liabilities
The Company recognizes provisions when the following conditions are met: (i) it has a present or future obligation as a result of a past event; (ii) it is probable that an outflow of resources will be required to settle the obligation; and (iii) a reliable estimate can be made. No provisions for operating future losses are recognized.
In the case of provisions in which the time value of money is significant, as is the case of well plugging and abandonment and environmental remediation, these provisions are determined as the present value of the expected cash outflow for settling the obligation. Provisions are discounted at a post-tax
discount rate that reflects current market conditions as of the date of the statement of financial position and, as the case may be, the risks specific to the liability. When the discount is applied, the increase in the provision due to the passage of time is recognized as a financial cost in the consolidated statements of profit or loss and other comprehensive income.
2.4.13.1 Provision for contingencies
Provisions for contingencies are measured at the present value of the amounts expected to be made to settle the present obligation, considering the best information available upon preparing the financial statements, based on the premises and methods considered appropriate, and based on the opinion of the Company’s legal counsel. Estimates are regularly reviewed and adjusted as additional information is made available to the Company.
Contingent liabilities are: (i) potential obligations from past events and whose existence will be confirmed only by the occurrence or nonoccurrence of uncertain future events not wholly within the entity’s control; or (ii) present obligations from past events that will not likely require an outflow of resources for its settlement, or which amount cannot be estimated reliably.
Contingent liabilities which probability is remote are not disclosed.
2.4.13.2 Well plugging and abandonment provision
The Company recognizes a provision for well pugging and abandonment when there is a legal or constructive obligation as a result of past events, it is probable that a cash flow will be required to settle the obligation, and the amount to be disbursed can be reliably estimated.
In general, the obligation arises when the asset is installed, or the wells of land or environment at the site is altered.
When the liability is initially recognized, the present value of estimated costs is capitalized, increasing the carrying amount of the assets related to the crude oil and natural gas extraction insofar as they were incurred for the development or construction of the well.
The other provisions from an enhanced development or construction of the crude oil and natural gas production wells and facilities increase the cost of the related asset when the liability arises.
The changes in the estimated time or cost of well plugging and abandonment are afforded a prospective treatment by booking an adjustment to the related provision and asset.

2.4.13.3 Provision for environmental remediation
The provision for environmental remediation is recognized when it is likely that a soil remediation be conducted, and costs may be estimated reliably. Generally, the timing of recognition of these provisions coincides with the commitment to a formal plan of action or, if earlier, on divestment or on closure of inactive sites.
The amount recognized is the best estimate of the expenditure required to settle the obligation. If the time value of money is material, the recognized value is the present value of the estimated future expense. The effect of such estimate is recognized in the consolidated statements of profit or loss and other comprehensive income.

Income tax
2.4.14 Income tax
Income tax for the period includes current and deferred income tax. Income tax is recognized in the consolidated statements of profit or loss and other comprehensive income except if it is related to items recognized in other comprehensive income or directly in equity.
Current and deferred tax assets and liabilities were not discounted and are stated at nominal values.
Income tax rates effective in Argentina and Mexico stand at 35% and 30% as of December 31, 2023, 2022 and 2021, respectively. For further information, see Note
s
16, 30.1 and 30.3.
2.4.14.1 Current income tax
The Company recognizes a current income tax liability as of every year-end,
calculated based on effective laws enacted by the related tax authorities.
The Company regularly assesses the positions adopted in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation. When tax treatments are uncertain and it is probable that a tax authority will accept the tax treatment afforded by the Company, income tax is recognized according to their calculations and interpretations. If it is not considered likely, the uncertainty is shown using the most likely amount method or the expected value method depending on the method that best predicts the resolution to the uncertainty.
The Company does business in several jurisdictions and is governed by effective laws enacted by each tax authority. The final assessment of current income tax for certain transactions and calculations is uncertain as there are cases in which tax regulations are subject to Company interpretation.
2.4.14.2 Deferred income tax
Deferred income tax is calculated using the liability method by comparing the tax bases of assets and liabilities and their carrying amounts in the financial statements to assess temporary differences.
Deferred tax assets and liabilities are booked at nominal values and measured at the tax rates that are expected to apply to the period in which the liability is settled or the asset realized based on tax rates (and tax laws) enacted as of period-end.
Deferred income tax assets and liabilities are only offset when there is a legally enforceable right and they are related to income tax levied by the same tax authority.
Deferred income tax assets are recognized only insofar as it is probable that future taxable profit will be available and may be used to offset temporary differences. The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient profit will be available to allow all or part of the asset to be recovered.

Share-based payments
2.4.15 Share-based payments
The Company grants to some employees shared-based compensation; whereby employees render services as consideration for equity instruments (equity-settled transactions).
Equity-settled transactions
The cost of equity-settled transactions is determined by the fair value at vesting date using a proper valuation method (Note 31).
Such cost is recognized in the consolidated statements of profit or loss and other comprehensive income in “General and administrative expenses” under “Share-based payments” along with the related capital increase during the period in which the service is rendered and, as the case may be, performance conditions are met.
On March 22, 2018, the Company approved a Long-Term Incentive Plan (“LTIP”) whose goal is attract and retain talented persons such as officers, directors, employees and consultants. The LTIP includes the following mechanisms for rewarding and retaining key personal:
(i) Stock option plan (“SOP”) (equity-settled)
The stock option plan grants the participant the right to buy a number of shares over certain term. The cost of the equity-settled plan is measured at grant date considering the specific terms and conditions. The equity-settled compensation cost is recognized in the consolidated statements of profit or loss and other comprehensive income in “General and administrative expenses” under “Share-based payments”.
(ii) Restricted stock (“RS”) (equity-settled)
The restricted stock plan grants the participant additional benefits are met through a stock option plan which has been classified as an equity-settled share-based payment. The cost of the equity-settled plan is measured at grant date considering the specific terms and conditions. The equity-settled compensation cost is recognized in the consolidated statements of profit or loss and other comprehensive income in “General and administrative expenses” under “Share-based payments”.
(iii) Performance restricted stock (“PRS”) (equity-settled)
The performance restricted stock grants the participant, which entitle them to receive PRS after having reached certain performance targets over a service period. PRS are classified as equity-settled share-based payments. The cost of the equity-settled plan is measured at grant date considering the specific terms and conditions. The equity-settled compensation cost is recognized in the consolidated statements of profit or loss and other comprehensive income in “General and administrative expenses” under “Share-based payments”.

Investments in associates
2.4.16 Investments in associates
An associate is an entity over which the Company has significant influence, being the power to participate in the financial and operating policy decisions of the associate but not control over it. The considerations regarding control and significant influence are similar to those made by the Company in relation to its subsidiaries (Note 2.3.1).
Associates are the investments in which an investor has significant influence but not control.
Investments are initially recognized at acquisition cost and then using the equity method whereby interests are recognized in profit or loss and in equity. The equity method is used as from the date when the significant influence over the associates is exercised.

The associates’ financial statements used to apply the equity method were prepared using the same accounting period as of December 31, 2023 and 2022, and the same accounting policies employed in preparing these consolidated financial statements.
The Company’s interests in the associates’ net profits or losses, after acquisition, are recognized in the statements of profit or loss and other comprehensive income.
As of December 31, 2023 and 2022, the Company valued these investments at acquisition cost without recognition of the equity method for 8,619 and 6,443, respectively.

Going concern
2.4.17 Going concern
The Board oversees the Group’s cash position regularly and liquidity risk throughout the year to ensure that there are sufficient funds to meet expected financing, operating and investing requirements. Sensitivity tests are conducted to disclose the latest expense expectations, Crude oil and Natural gas prices and other factors so that the Group may manage risk.
Considering the macroeconomic context, the result of operations and the Group’s cash position as of December 31, 2023 and 2022, the Directors asserted, upon approving the consolidated financial statements, that the Group may reasonably be expected to fulfill its obligations in the foreseeable future. Therefore, these consolidated financial statements were prepared on a going concern basis.